INCOME TAXES - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax expense	£ 0	£ 0
Current income taxes	0	0
Deferred income taxes	0	0
Unrecognized tax benefits	£ 0	£ 0